UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayground Cove Asset Management LLC
Address: 1370 6th Avenue, 28th Floor

         New York, NY  10019

13F File Number:  28-11227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jason Ader
Title:     Portfolio Manager
Phone:     212-445-7800

Signature, Place, and Date of Signing:

     /s/ Jason Ader     New York, NY     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $80,567 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
India Hospitality Corp                          B40Z3X6GB     8264  9181923 SH       SOLE                  9181923        0        0
INDIA HOSPITALITY CORP                          B41S141GB      119 11943253 SH       SOLE                 11943253        0        0
WESTERN LIBERTY BANCORP                         961443116     3050 13865279 SH       SOLE                 13865279        0        0
DELL INC                       COM              24702R101     5435   450679 SH       SOLE                   450679        0        0
PFIZER INC                     COM              717081103     5428   380673 SH       SOLE                   380673        0        0
ELECTRONIC ARTS INC            COM              285512109     5428   376966 SH       SOLE                   376966        0        0
AETNA INC NEW                  COM              00817Y108     5428   205754 SH       SOLE                   205754        0        0
HARLEY DAVIDSON INC            COM              412822108     4461   200665 SH       SOLE                   200665        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     5436   191395 SH       SOLE                   191395        0        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     5424   173136 SH       SOLE                   173136        0        0
EDISON INTL                    COM              281020107     5438   171440 SH       SOLE                   171440        0        0
WAL MART STORES INC            COM              931142103     5432   113002 SH       SOLE                   113002        0        0
CA INC                         COM              12673P105     1886   102487 SH       SOLE                   102487        0        0
COSTCO WHSL CORP NEW           COM              22160K105     5428    99006 SH       SOLE                    99006        0        0
FEDEX CORP                     COM              31428X106     5419    77294 SH       SOLE                    77294        0        0
BOEING CO                      COM              097023105     4371    69659 SH       SOLE                    69659        0        0
LEXMARK INTL NEW               CL A             529771107     2233    67595 SH       SOLE                    67595        0        0
LEGG MASON INC                 COM              524901105     1887    67320 SH       SOLE                    67320        0        0